Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Significant Components of Company's Deferred Taxes

Significant components of the Company’s deferred taxes at December 31, 2014 and 2013 are as follows:

	2014	2013
Net operating loss carryforwards	$29,442	$25,696
Research and development credit carryforwards	1,715	1,525
Capitalized costs	3,503	3,067
Capitalized research and development costs	9,938	6,992
Other	422	220
Total deferred tax assets	45,020	37,500
Valuation allowance	(45,020)	(37,500)
Net deferred tax assets	$—	$—

Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes

A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Years Ended December 31,
	2014	2013
Federal income tax expense at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	4.5%	5.0%
Permanent differences	(3.7%)	0.2%
Research and development credit	0.8%	1.4%
Stock compensation	(0.9%)	(1.1%)
Expiration of state net operating loss	(1.7%)	(4.2%)
Other	(0.8%)	0.2%
Change in valuation allowance	(32.2%)	(35.5%)
Effective income tax rate	0.0%	0.0%